UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian Wiedmeyer, President

Managed Portfolio Series

c/o U.S. Bank Global Fund Services

777 East Wisconsin Ave., 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1712

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2025

Date of reporting period: June 30, 2025

Item 1. Report to Stockholders.

(a)

Prospector Capital Appreciation Fund
PCAFX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Prospector Capital Appreciation Fund for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://prospectorpartners.com/funds/prospector-capital-appreciation-fund/. You can also request this information by contacting us at 1-877-734-7862.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Prospector Capital Appreciation Fund	$57	1.12%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$44,191,098
Number of Holdings	64
Portfolio Turnover	22%
Visit https://prospectorpartners.com/funds/prospector-capital-appreciation-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top 10 Holdings	(%)
Eaton	3.9%
Fairfax Financial Holdings	2.8%
Brown & Brown	2.8%
Dropbox, 0.00%, 03/01/2028	2.6%
Arthur J. Gallagher & Co.	2.6%
Globe Life	2.5%
Halozyme Therapeutics, 1.00%, 08/15/2028	2.4%
Akamai Technologies, 0.38%, 09/01/2027	2.2%
Abbott Laboratories	2.2%
Everest Group	2.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://prospectorpartners.com/funds/prospector-capital-appreciation-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Prospector Partners Asset Management, LLC documents not be householded, please contact Prospector Partners Asset Management, LLC at 1-877-734-7862, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Prospector Partners Asset Management, LLC or your financial intermediary.
Prospector Capital Appreciation Fund	PAGE 1	TSR-SAR-56167R101

Prospector Opportunity Fund
POPFX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Prospector Opportunity Fund for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://prospectorpartners.com/funds/prospector-opportunity-fund/. You can also request this information by contacting us at 1-877-734-7862.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Prospector Opportunity Fund	$58	1.14%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$267,439,957
Number of Holdings	66
Portfolio Turnover	19%
Visit https://prospectorpartners.com/funds/prospector-opportunity-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top 10 Holdings	(%)
Brown & Brown	3.5%
Fairfax Financial Holdings	3.1%
Littelfuse	2.8%
Arthur J. Gallagher & Co.	2.8%
Primerica	2.8%
Globe Life	2.8%
Prosperity Bancshares	2.6%
Carrier Global	2.4%
Darden Restaurants	2.3%
Everest Group	2.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://prospectorpartners.com/funds/prospector-opportunity-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Prospector Partners Asset Management, LLC documents not be householded, please contact Prospector Partners Asset Management, LLC at 1-877-734-7862, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Prospector Partners Asset Management, LLC or your financial intermediary.
Prospector Opportunity Fund	PAGE 1	TSR-SAR-56167R200

(b)	Not applicable for this Registrant

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

PROSPECTOR Capital Appreciation Fund
PROSPECTOR Opportunity Fund
Core Financial Statements
June 30, 2025

PROSPECTOR CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 76.2%
Banks - 9.1%
Ameris Bancorp	11,507	$744,503
First National Bank PA	45,600	664,848
KeyCorp	25,500	444,210
PNC Financial Services Group	3,455	644,081
Prosperity Bancshares	10,530	739,627
SouthState	8,710	801,582
		4,038,851
Communication Services - 1.0%
Alphabet, Inc. - Class A	2,585	455,555
Consumer Discretionary - 3.8%
Darden Restaurants	3,345	729,110
Expedia Group	2,943	496,425
Texas Roadhouse	2,355	441,350
		1,666,885
Consumer Staples - 8.1%
Church & Dwight	3,430	329,657
Colgate-Palmolive	5,190	471,771
Kenvue	26,500	554,645
Keurig Dr Pepper	17,380	574,583
Mondelez International - Class A	6,254	421,770
Nomad Foods	30,450	517,345
Simply Good Foods Co.(a)	22,000	694,980
		3,564,751
Diversified Financial Services - 1.6%
Fidelity National Information Services	8,775	714,373
Energy - 5.3%
Exxon Mobil	8,141	877,600
Hess	5,897	816,970
Permian Resources	23,900	325,518
Suncor Energy	8,500	318,325
		2,338,413
Health Care - 7.3%
Abbott Laboratories	7,135	970,431
AstraZeneca - ADR	7,480	522,702
Hologic(a)	6,907	450,060
Johnson & Johnson	3,430	523,933
Merck & Co.	9,625	761,915
		3,229,041
Industrials - 12.2%
CACI International - Class A(a)	1,139	542,961
Curtiss-Wright	980	478,779
Eaton	4,768	1,702,128

The accompanying notes are an integral part of these financial statements.

1

PROSPECTOR CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
Honeywell International	2,245	$522,816
Leidos Holdings	3,335	526,130
Paychex	2,116	307,793
Pentair	6,940	712,461
Raytheon Technologies	3,950	576,779
		5,369,847
Information Technology - 5.3%
Applied Materials	2,060	377,124
Littelfuse	2,798	634,391
Microsoft	1,310	651,607
Trimble(a)	8,947	679,793
		2,342,915
Insurance Brokers - 5.3%
Arthur J. Gallagher & Co.	3,525	1,128,423
Brown & Brown	11,040	1,224,005
		2,352,428
Life & Health Insurance - 3.5%
Globe Life	8,756	1,088,283
Unum Group	5,545	447,814
		1,536,097
Materials - 0.9%
PPG Industries	3,608	410,410
Property & Casualty Insurance - 6.7%
Fairfax Financial Holdings	680	1,228,474
First American Financial	8,850	543,301
Progressive	1,545	412,299
White Mountains Insurance Group	433	777,547
		2,961,621
Real Estate - 4.0%
CubeSmart	7,430	315,775
Four Corners Property Trust	15,625	420,469
Howard Hughes Holdings(a)	5,081	342,967
St Joe Co.	14,500	691,650
		1,770,861
Reinsurance - 2.1%
Everest Re Group	2,693	915,216
TOTAL COMMON STOCKS (Cost $23,367,137)		33,667,264

The accompanying notes are an integral part of these financial statements.

2

PROSPECTOR CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
CONVERTIBLE BONDS - 15.8%
Health Care - 4.1%
BioMarin Pharmaceutical, 1.25%, 05/15/2027	$793,000	$746,448
Halozyme Therapeutics, 1.00%, 08/15/2028	940,000	1,070,190
		1,816,638
Industrials - 2.9%
Middleby, 1.00%, 09/01/2025	377,000	422,806
Parsons, 2.63%, 03/01/2029	798,000	848,274
		1,271,080
Information Technology - 8.8%
Akamai Technologies, 0.38%, 09/01/2027	1,025,000	992,713
Dropbox, 0.00%, 03/01/2028(b)	1,115,000	1,129,495
ON Semiconductor
0.00%, 05/01/2027(b)	159,000	188,240
0.50%, 03/01/2029	872,000	805,902
Verint Systems, 0.25%, 04/15/2026	799,000	764,243
		3,880,593
TOTAL CONVERTIBLE BONDS (Cost $6,769,591)		6,968,311
	Shares
EXCHANGE TRADED FUNDS - 1.0%
Aberdeen Standard Physical Platinum Shares Fund(a)	3,820	469,364
TOTAL EXCHANGE TRADED FUNDS (Cost $336,872)		469,364
SHORT-TERM INVESTMENTS - 6.9%
Money Market Funds - 6.9%
First American Treasury Obligations Fund - Class X, 4.24%(c)	3,051,831	3,051,831
TOTAL SHORT-TERM INVESTMENTS (Cost $3,051,831)		3,051,831
TOTAL INVESTMENTS - 99.9% (Cost $33,525,431)		$44,156,770
Other Assets in Excess of Liabilities - 0.1%		34,328
TOTAL NET ASSETS - 100.0%		$44,191,098

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	Zero coupon bonds make no periodic interest payments.
(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

3

PROSPECTOR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.2%
Banks - 13.2%
Ameris Bancorp	78,534	$5,081,150
Bank of N.T. Butterfield & Son	73,075	3,235,761
First National Bank PA	283,200	4,129,056
KeyCorp	154,200	2,686,164
NB Bancorp(a)	115,468	2,062,258
PNC Financial Services Group	29,040	5,413,637
Prosperity Bancshares	100,675	7,071,412
SouthState	60,370	5,555,851
		35,235,289
Communication Services - 1.0%
Alphabet, Inc. - Class A	10,575	1,863,632
Alphabet, Inc. - Class C	5,125	909,124
		2,772,756
Consumer Discretionary - 6.6%
Darden Restaurants	27,609	6,017,934
eBay	33,025	2,459,041
Expedia Group	20,010	3,375,287
Home Depot	7,850	2,878,124
Texas Roadhouse	15,090	2,828,017
		17,558,403
Consumer Staples - 9.1%
Church & Dwight	35,910	3,451,310
Colgate-Palmolive	41,545	3,776,440
Kenvue	165,800	3,470,194
Keurig Dr Pepper	111,725	3,693,629
Mondelez International - Class A	38,225	2,577,894
Nomad Foods	190,050	3,228,950
Simply Good Foods Co.(a)	128,150	4,048,258
		24,246,675
Diversified Financial Services - 2.7%
CBOE Global Markets	14,625	3,410,696
Fidelity National Information Services	47,635	3,877,966
		7,288,662
Energy - 5.0%
Devon Energy	71,550	2,276,005
Exxon Mobil	30,559	3,294,260
Permian Resources	146,700	1,998,054
Schlumberger	53,455	1,806,779
Suncor Energy	108,775	4,073,624
		13,448,722
Health Care - 6.1%
Abbott Laboratories	32,725	4,450,927
Cigna	7,880	2,604,970

The accompanying notes are an integral part of these financial statements.

4

PROSPECTOR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care - (Continued)
Hologic(a)	42,130	$2,745,191
Johnson & Johnson	12,100	1,848,275
Merck & Co.	35,598	2,817,938
Pfizer	75,525	1,830,726
		16,298,027
Industrials - 11.9%
CACI International - Class A(a)	10,763	5,130,722
Carrier Global	87,675	6,416,933
Curtiss-Wright	5,910	2,887,331
Eaton	8,435	3,011,211
Honeywell International	14,995	3,492,036
Leidos Holdings	23,960	3,779,930
Pentair	35,440	3,638,270
V2X(a)	70,990	3,446,564
		31,802,997
Information Technology - 6.7%
Littelfuse	33,205	7,528,570
Teradyne	29,670	2,667,927
Trimble(a)	55,045	4,182,319
Zebra Technologies - Class A(a)	11,090	3,419,712
		17,798,528
Insurance Brokers - 6.3%
Arthur J. Gallagher & Co.	23,150	7,410,778
Brown & Brown	84,950	9,418,406
		16,829,184
Life & Health Insurance - 6.5%
Globe Life	59,250	7,364,183
Primerica	27,045	7,401,405
Unum Group	33,665	2,718,785
		17,484,373
Materials - 4.0%
Axalta Coating Systems(a)	76,900	2,283,161
Newmont Goldcorp	59,600	3,472,296
PPG Industries	42,735	4,861,106
		10,616,563
Property & Casualty Insurance - 8.4%
Fairfax Financial Holdings	4,605	8,319,301
First American Financial	54,025	3,316,595
Hiscox	194,502	3,350,629
Progressive	11,895	3,174,299
White Mountains Insurance Group	2,390	4,291,771
		22,452,595

The accompanying notes are an integral part of these financial statements.

5

PROSPECTOR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Real Estate - 3.6%
CubeSmart	44,605	$1,895,713
Howard Hughes Holdings(a)	53,565	3,615,637
St Joe Co.	87,200	4,159,440
		9,670,790
Reinsurance - 2.1%
Everest Re Group	16,835	5,721,375
TOTAL COMMON STOCKS (Cost $170,704,249)		249,224,939
EXCHANGE TRADED FUNDS - 1.3%
Aberdeen Standard Physical Platinum Shares Fund(a)	29,475	3,621,593
TOTAL EXCHANGE TRADED FUNDS (Cost $2,526,950)		3,621,593
SHORT-TERM INVESTMENTS - 5.5%
Money Market Funds - 5.5%
First American Treasury Obligations Fund - Class X, 4.24%(b)	14,693,503	14,693,503
TOTAL SHORT-TERM INVESTMENTS (Cost $14,693,503)		14,693,503
TOTAL INVESTMENTS - 100.0% (Cost $187,924,702)		$267,540,035
Other Assets in Excess of Other Assets - (0.0)%(c)		(100,078)
TOTAL NET ASSETS - 100.0%		$267,439,957

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

6

PROSPECTOR FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)

	Capital Appreciation Fund	Opportunity Fund
ASSETS:
Investments, at value	$44,156,770	$267,540,035
Dividends receivable	30,525	173,510
Interest receivable	25,745	52,063
Dividend tax reclaims receivable	3,756	10,617
Cash	737	17,117
Prepaid expenses and other assets	21,583	18,793
Total assets	44,239,116	267,812,135
LIABILITIES:
Payable to adviser	24,970	202,218
Payable for fund administration and accounting fees	6,508	32,754
Payable for compliance fees	4,353	1,891
Payable for distribution and shareholder servicing fees	3,715	39,827
Payable for custodian fees	3,364	2,606
Payable for transfer agent fees and expenses	3,329	5,543
Payable for capital shares redeemed	—	53,022
Payable for legal fees	—	29,480
Payable for expenses and other liabilities	1,779	4,837
Total liabilities	48,018	372,178
NET ASSETS	$44,191,098	$267,439,957
Net Assets Consists of:
Paid-in capital	$31,829,778	$171,779,877
Total distributable earnings	12,361,320	95,660,080
Total net assets	$44,191,098	$267,439,957
Net assets	$44,191,098	$267,439,957
Shares issued and outstanding	1,916,011	9,315,893
Net asset value per share	$23.06	$28.71
Cost:
Investments, at cost	$33,525,431	$187,924,702

The accompanying notes are an integral part of these financial statements.

7

PROSPECTOR FUNDS
STATEMENTS OF OPERATIONS
For the Period Ended June 30, 2025 (Unaudited)

	Capital Appreciation Fund	Opportunity Fund
INVESTMENT INCOME:
Dividend income	$314,619	$2,275,243
Interest income	113,099	330,871
Less: Issuance fees	(111)	—
Less: Dividend withholding taxes	(2,567)	(23,632)
Total investment income	425,040	2,582,482
EXPENSES:
Investment advisory fee	210,922	1,294,701
Fund administration and accounting fees	21,719	102,167
Audit fees	15,947	15,947
Federal and state registration fees	15,432	16,848
Trustees’ fees	10,759	10,860
Transfer agent fees	10,577	21,058
Legal fees	10,177	(5,056)
Custodian fees	5,539	9,967
Distribution expenses	5,113	96,948
Compliance fees	3,628	11,291
Other expenses and fees	363	1,367
Total expenses	310,176	1,576,098
Expense reimbursement by Adviser	(73,135)	(97,581)
Net expenses	237,041	1,478,517
Net investment income	187,999	1,103,965
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	622,949	10,130,835
Foreign currency translation	972	308
Net realized gain (loss)	623,921	10,131,143
Net change in unrealized appreciation (depreciation) on:
Investments	982,898	(2,343,469)
Foreign currency translation	472	1,277
Net change in unrealized appreciation (depreciation)	983,370	(2,342,192)
Net realized and unrealized gain (loss)	1,607,291	7,788,951
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,795,290	$8,892,916

The accompanying notes are an integral part of these financial statements.

8

PROSPECTOR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Capital Appreciation Fund		Opportunity Fund
	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$187,999	$209,121	$1,103,965	$1,437,584
Net realized gain (loss)	623,921	2,638,434	10,131,143	16,630,759
Net change in unrealized appreciation (depreciation)	983,370	1,108,051	(2,342,192)	12,668,541
Net increase (decrease) in net assets from operations	1,795,290	3,955,606	8,892,916	30,736,884
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(1,868,175)	—	(12,364,713)
Total distributions to shareholders	—	(1,868,175)	—	(12,364,713)
CAPITAL TRANSACTIONS:
Shares sold	705,289	6,214,288	3,659,244	26,953,809
Shares issued in reinvestment of distributions	—	1,843,478	—	11,448,589
Shares redeemed	(482,699)	(1,400,749)	(9,487,483)	(24,089,102)
Redemption fees	—	975	527	—
Net increase (decrease) in net assets from capital transactions	222,590	6,657,992	(5,827,712)	14,313,296
Net increase (decrease) in net assets	2,017,880	8,745,423	3,065,204	32,685,467
NET ASSETS:
Beginning of the period	42,173,218	33,427,795	264,374,753	231,689,286
End of the period	$44,191,098	$42,173,218	$267,439,957	$264,374,753
SHARES TRANSACTIONS
Shares sold	31,328	282,597	131,544	980,195
Shares issued in reinvestment of distributions	—	79,632	—	388,746
Shares redeemed	(21,600)	(62,174)	(341,569)	(867,661)
Total increase (decrease) in shares outstanding	9,728	300,055	(210,025)	501,280

The accompanying notes are an integral part of these financial statements.

9

PROSPECTOR CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$22.12	$20.81	$19.28	$21.26	$19.60	$18.80
INVESTMENT OPERATIONS:
Net investment income(b)	0.10(a)	0.11	0.11	0.11	0.09	0.12
Net realized and unrealized gain (loss) on investments(c)	0.84	2.21	2.06	(0.93)	4.32	1.07
Total from investment operations	0.94	2.32	2.17	(0.82)	4.41	1.19
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.12)	(0.11)	(0.11)	(0.20)	(0.02)
Net realized gains	—	(0.89)	(0.53)	(1.05)	(2.55)	(0.37)
Total distributions	—	(1.01)	(0.64)	(1.16)	(2.75)	(0.39)
Redemption fee per share	0.00(d)	—	—	—	—	—
Net asset value, end of period	$23.06	$22.12	$20.81	$19.28	$21.26	$19.60
Total return(e)	4.25%	10.93%	11.34%	(4.07)%	23.25%	6.40%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$44,191	$42,173	$33,428	$27,445	$29,839	$26,163
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(f)(g)	1.47%	1.60%(i)	1.76%	1.76%	1.78%	2.00%
After expense reimbursement/ recoupment(f)(g)(h)	1.12%	1.27%(i)	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets(f)(g)	0.89%	0.52%	0.60%	0.58%	0.36%	0.66%
Portfolio turnover rate(e)	22%	30%	41%	33%	32%	40%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(h)
On September 6, 2024, the Adviser lowered the limit of annual operating expenses from 1.25% to 1.15% of average daily net assets. In the absence of such waivers, total return would be reduced. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(i)
The ratio of expenses to average net assets includes other extraordinary expenses. The expense ratios excluding other extraordinary expenses before and after expense reimbursement and recovery were 1.55% and 1.22% for the year ended December 31, 2024.

The accompanying notes are an integral part of these financial statements.

10

PROSPECTOR OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$27.75	$25.67	$23.14	$25.63	$22.78	$22.18
INVESTMENT OPERATIONS:
Net investment income(b)	0.15(a)	0.15	0.15	0.17	0.11	0.13
Net realized and unrealized gain (loss) on investments(c)	0.81	3.26	2.53	(1.71)	4.99	1.06
Total from investment operations	0.96	3.41	2.68	(1.54)	5.10	1.19
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.27)	(0.03)	(0.17)	(0.10)	(0.17)
Net realized gains	—	(1.06)	(0.12)	(0.78)	(2.15)	(0.42)
Total distributions	—	(1.33)	(0.15)	(0.95)	(2.25)	(0.59)
Redemption fee per share	0.00(d)	—	—	—	—	—
Net asset value, end of period	$28.71	$27.75	$25.67	$23.14	$25.63	$22.78
Total return(e)	3.46%	12.99%	11.63%	(6.20)%	22.88%	5.43%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$267,440	$264,375	$231,689	$210,587	$241,130	$224,011
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(f)(g)	1.22%	1.37%(i)	1.37%	1.34%	1.34%	1.39%
After expense reimbursement/ recoupment(f)(g)(h)	1.14%	1.27%(i)	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets(f)(g)	0.85%	0.56%	0.63%	0.67%	0.37%	0.77%
Portfolio turnover rate(e)	19%	27%	32%	44%	29%	52%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(h)
On September 6, 2024, the Adviser lowered the limit of annual operating expenses from 1.25% to 1.15% of average daily net assets. In the absence of such waivers, total return would be reduced. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(i)
The ratio of expenses to average net assets includes other extraordinary expenses. The expense ratios excluding other extraordinary expenses before and after expense reimbursement and recovery were 1.31% and 1.22% for the year ended December 31, 2024.

The accompanying notes are an integral part of these financial statements.

11

PROSPECTOR FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (UNAUDITED)
1. ORGANIZATION
Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Prospector Capital Appreciation Fund (“Capital Appreciation Fund”), and Prospector Opportunity Fund (“Opportunity Fund”) (each a “Fund” and collectively, the “Funds”) are investment companies and therefore follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Funds are each a diversified series with their own investment objectives and policies within the Trust. The investment objective of each Fund is long-term capital appreciation. Each Fund is subject to up to a 0.25% Rule 12b-1 distribution and servicing fee. The Funds may issue an unlimited number of shares of beneficial interest with no par value.
2. FAIR VALUE MEASURMENT
The following is a summary of significant accounting policies consistently followed by each Fund:
Security Valuation – The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, discounts and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. The Fund’s investments are carried at fair value.
Common Stock – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the last bid price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Convertible and Corporate Bonds – Convertible and corporate bonds, including listed issues, are valued at fair value on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Convertible and corporate bonds are generally categorized in Level 2 of the fair value hierarchy.
Investment Companies – Investments in open-end mutual funds are valued at their net asset value per share. Exchange Traded Funds (“ETFs”) are valued at the closing exchange price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Short-Term Investments – Investments in money market funds are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy.
The Board of Directors (the “Board”) has adopted a pricing and valuation policy for use by the Funds and its Valuation Designee (as defined below) in calculating the Funds’ NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated Prospector Partners Asset Management, LLC (the “Investment Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be

12

PROSPECTOR FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (UNAUDITED)(Continued)
performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of June 30, 2025 each Fund’s investments in securities were classified as follows:
Capital Appreciation Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$33,667,264	$—	$—	$33,667,264
Convertible Bonds	—	6,968,311	—	6,968,311
Exchange Traded Fund	469,364	—	—	469,364
Short-Term Investment	3,051,831	—	—	3,051,831
Total Investments	$37,188,459	$6,968,311	$—	$44,156,770

Opportunity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$ 249,224,939	$—	$—	$ 249,224,939
Exchange Traded Fund	3,621,593	—	—	3,621,593
Short-Term Investment	14,693,503	—	—	14,693,503
Total Investments	$ 267,540,035	$—	$—	$ 267,540,035

Refer to each Fund’s Schedule of Investments for further sector breakout.
The Funds may invest in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. The Funds’ investment objectives allow the Funds to enter into various types of derivative contracts, including, but not limited to, futures contracts, forward foreign exchange contracts, and purchased and written options. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the funds to gains or losses in excess of the amounts shown on the Statements of Assets and Liabilities. As of and for the year ended June 30, 2025, the Funds held no derivative instruments.
3. SIGNIFICANT ACCOUNTING POLICIES
Cash – The Funds may invest a portion of their assets in cash or cash equivalents. These cash equivalents may include money market instruments, such as securities issued by the U.S. Government and its agencies, bankers’ acceptances, commercial paper, bank certificates of deposit and investment companies that invest primarily in such instruments. As of June 30, 2025, cash held by the Funds represents cash held at financial institutions, and money market instruments held were not considered to be cash equivalents and were classified as investments.
Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. The character of distributions made during the period from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. All net short-term capital gains are included in ordinary income for tax purposes.
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that

13

PROSPECTOR FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (UNAUDITED)(Continued)
affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes – The Funds intend to meet the requirements of subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is required. As of December 31, 2024, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, each of the tax years in the four-year period ended December 31, 2024 remains subject to examination by taxing authorities.
Foreign Currency Translation – The books and records relating to the Funds’ non-U.S. dollar denominated investments are maintained in U.S. dollars on the following bases: (1) market value of investment securities, assets, and liabilities if any, are translated at the current rate of exchange; and (2) purchases and sales of investment securities, income, and expenses are translated at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate the portion of realized and unrealized gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. The Funds report certain foreign currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.
Illiquid or Restricted Securities – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund. Illiquid securities may be valued under methods approved by the Board as reflecting fair value. Each Fund intends to invest no more than 15% of its total assets in illiquid securities. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Board as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a Fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Board. As of June 30, 2025, neither Fund holds 144A securities. At June 30, 2025, the Funds had no investments in illiquid securities and no restricted securities. Refer to the Schedule of Investments for further detail.
Expenses – Expenses directly attributable to a Fund are charged to that Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based on relative net assets or another appropriate basis.
Other – Investment and shareholder transactions are recorded on the trade date. Each Fund determines the gain or loss realized from the investment transactions on the basis of identified cost. Dividend income is recognized on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recognized on an accrual basis. Shareholders may be subject to a redemption fee equal to 2% of the amount redeemed if Funds’ shares are sold within 60 days or less following the date of their purchase.
Indemnifications – The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.
Subsequent Events – Management of the Funds has evaluated Fund-related events and transactions that occurred subsequent to June 30, 2025, through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

14

PROSPECTOR FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (UNAUDITED)(Continued)
4. INVESTMENT TRANSACTIONS, DISTRIBUTABLE EARNINGS, AND DISTRIBUTIONS PAID
During the six months ended June 30, 2025, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:

	Purchases	Sales
Capital Appreciation Fund	$8,895,075	$8,973,578
Opportunity Fund	47,989,364	54,463,984

There were no purchases or sales of long-term U.S. Government securities.
The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at December 31, 2024, the Funds’ most recently completed fiscal year end, were as follows:

	Aggregate Gross Appreciation	Aggregate Gross Depreciation	Net Appreciation/ (Depreciation)	Federal Income Tax Cost
Capital Appreciation Fund	$10,590,191	$(971,617)	$9,618,574	$32,753,653
Opportunity Fund	86,006,779	(4,048,785)	81,957,994	183,524,523

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to wash sales and different book and tax accounting methods for certain securities.
At December 31, 2024, the components of accumulated earnings (deficit) on a tax-basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Accumulated Losses	Unrealized Appreciation	Total Distributable Earnings
Capital Appreciation Fund	$ —	$947,456	$ —	$9,618,574	$10,566,030
Opportunity Fund	—	4,809,170	—	81,957,994	86,767,164

As of December 31, 2024, the Funds did not have any capital loss carryovers. During the period, the Opportunity Fund utilized prior year short-term loss carryforwards of $1,305,155. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31. The Capital Appreciation Fund and the Opportunity Fund did not defer any late year losses. There were no distributions during the six months ended June 30, 2025.
The tax character of distributions paid during the fiscal year ended December 31, 2024 were as follows:

	Ordinary Income*	Long Term Capital Gains**	Total
Capital Appreciation Fund	$218,178	$ 1,649,997	$1,868,175
Opportunity Fund	2,475,156	9,889,557	12,364,713

*	For federal income tax purposes, distributions of short-term capital gains are included in ordinary income distributions.
**	Funds designate long-term capital gain dividends pursuant to IRC Sec. 852(b)(3)(C).
5. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Trust has entered into an Investment Advisory Agreement with Investment Adviser to furnish investment advisory services to the Funds. Pursuant to this Agreement, the Investment Adviser is entitled to receive an investment advisory fee, calculated daily and payable monthly, at the annual rate of 1.00% as applied to each Fund’s daily net assets.
Effective September 9, 2024, the Investment Adviser has contractually agreed to waive its investment advisory fee and reimburse each Fund’s other expenses to the extent necessary to ensure that each Fund’s operating expenses (excluding acquired fund fees and expenses, brokerage commissions, leverage, interest, taxes, and extraordinary

15

PROSPECTOR FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (UNAUDITED)(Continued)
expense) do not exceed 1.15% of its average daily net assets. Prior to September 9, 2024, the Investment Adviser had contractually agreed to cap this rate at 1.25% of its average daily net assets.
Fees waived and expenses reimbursed by the Investment Adviser may be recouped by the Investment Adviser for a period of thirty-six months following the end of the month in which such reduction or payment was accrued if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver or reimbursement occurred. During the year ended December 31, 2024, the Investment Adviser did not recoup any previously waived fees or reimbursed expenses. The Operating Expense Limitation Agreement is indefinite in term but cannot be terminated within a year after the effective date of the Funds’ prospectus. After that date, the agreement may be terminated at any time upon 60 days written notice by the Board of Trustees. Waived fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

Expiration	Capital Appreciation Fund	Opportunity Fund
September 2027 – December 2027	$54,137	$115,161
January 2028 – June 2028	73,135	97,581

U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator, Transfer Agent, and Fund Accountant. U.S. Bank N.A. (the “Custodian”) serves as the Custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. Effective September 9, 2024, the officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees expensed by the Funds for administration and fund accounting, transfer agency, custody and compliance services for the period ended June 30, 2025 are disclosed in the Statements of Operations.
6. DISTRIBUTION FEES
The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Funds to pay for distribution and related expenses at an annual rate of up to 0.25% of each Fund’s average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. For the six months ended June 30, 2025, the Capital Appreciation Fund and Opportunity Fund incurred expenses of $5,113 and $96,948 respectively, pursuant to the 12b-1 Plan.
7. CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2025, each Fund's percentage of control ownership positions greater than 25% are as follows:

Fund	Shareholder	Percent of Shares Held	Type of Ownership
Prospector Capital Appreciation Fund	Gillespie Family 2000, LLC	28.14%	Record
Prospector Opportunity Fund	National Financial Services, LLC	34.28%	Record

16

PROSPECTOR FUNDS, INC.
ADDITIONAL INFORMATION
June 30, 2025 (Unaudited)
AVAILABILITY OF FUND PORTFOLIO INFORMATION
The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at www.sec.gov. The Funds’ Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Funds’ Form N-Q or Part F of Form N-PORT is available without charge upon request by calling 1-877-734-7862.
AVAILABILITY OF PROXY VOTING INFORMATION
A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-877-734-7862. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-877-734-7862, or (2) on the SEC’s website at www.sec.gov.
ADDITIONAL REQUIRED DISCLOSURE FROM FORM N-CSR
Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
See the Statements of Operations.
Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.

17

INVESTMENT ADVISER
Prospector Partners Asset Management, LLC
370 Church Street
Guilford, CT 06437
DISTRIBUTOR
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101
CUSTODIAN
U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, WI 53212
ADMINISTRATOR AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202
LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103
This report must be accompanied or preceded by a prospectus.
The Funds’ Statement of Additional Information contains additional information about the
Funds’ directors and is available without charge upon request by calling 1-877-734-7862.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Not applicable

(2) Not applicable

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Not applicable to open-end investment companies

(5) Not applicable to open-end investment companies

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Managed Portfolio Series

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Principal Executive Officer

Date	9/3/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Principal Executive Officer

Date	9/3/2025

By (Signature and Title)*	/s/ Benjamin J. Eirich
Benjamin J. Eirich, Principal Financial Officer

Date	9/3/2025

* Print the name and title of each signing officer under his or her signature.